Significant accounting policies, and significant accounting estimates and assessments - Acquisition (Details) $ in Millions	Oct. 31, 2019 USD ($)
Significant accounting policies, and significant accounting estimates and assessments
Total future consideration for the acquisition	$ 80
Earn-outs	$ 10